Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	IFRS9 [member] INR (₨)	IFRS 15 [member] INR (₨)	Share capital [Member] INR (₨)	Share capital [Member] USD ($)	Additional paid-in capital [Member] INR (₨)	Additional paid-in capital [Member] USD ($)	Share Based Payment Reserve [member] INR (₨)	Share Based Payment Reserve [member] USD ($)	Currency translation reserve [Member] INR (₨)	Currency translation reserve [Member] USD ($)	Available-for-sale investments [Member] INR (₨)	Available-for-sale investments [Member] USD ($)	Available-for-sale investments [Member] IFRS9 [member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] USD ($)	Equity Instruments Through Other Comprehensive Income [member] IFRS9 [member] INR (₨)	Share Based Payment Other Reserve [member] INR (₨)	Share Based Payment Other Reserve [member] USD ($)	Hedging reserve [Member] INR (₨)	Hedging reserve [Member] USD ($)	Hedging reserve [Member] IFRS9 [member] INR (₨)	Cost Of Hedging Reserve [member] INR (₨)	Cost Of Hedging Reserve [member] USD ($)	Cost Of Hedging Reserve [member] IFRS9 [member] INR (₨)	Other components of equity [Member] INR (₨)	Other components of equity [Member] USD ($)	Capital redemption reserve [Member] INR (₨)	Capital redemption reserve [Member] USD ($)	Debenture redemption reserve [Member] INR (₨)	Debenture redemption reserve [Member] USD ($)	Reserve for research and human resource development [Member] INR (₨)	Reserve for research and human resource development [Member] USD ($)	Special reserve [Member] INR (₨)	Special reserve [Member] USD ($)	Earned surplus reserve [Member] INR (₨)	Earned surplus reserve [Member] USD ($)	Retained earnings [Member] INR (₨)	Retained earnings [Member] USD ($)	Retained earnings [Member] IFRS9 [member] INR (₨)	Retained earnings [Member] IFRS 15 [member] INR (₨)	Reserves [Member] INR (₨)	Reserves [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS9 [member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS 15 [member] INR (₨)	Non-controlling interests [Member] INR (₨)	Non-controlling interests [Member] USD ($)
Balance at the beginning (Previously stated [member]) at Mar. 31, 2016		₨ 768,036.7				₨ 6,791.8		₨ 261,258.3				₨ 45,936.6		₨ 274.6								₨ (84,860.0)								₨ 22.8		₨ 10,421.6		₨ 1,644.3		₨ 2,924.5		₨ 235.3		₨ 518,947.3						₨ 763,597.1				₨ 4,439.6
Balance at the beginning (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Mar. 31, 2016																								₨ 659.5			₨ (3,140.5)															₨ 2,481.0
Balance at the beginning (Adjusted Balance [member]) at Mar. 31, 2016		768,036.7				6,791.8		261,258.3				45,936.6		274.6								(84,200.5)			₨ (3,140.5)					22.8		10,421.6		1,644.3		2,924.5		235.3		521,428.3						763,597.1				4,439.6
Balance at the beginning at Mar. 31, 2016												45,936.6		274.6								(84,860.0)
Income (loss) for the year		59,563.2																																						58,539.3						58,539.3				1,023.9
Other comprehensive income /(loss) for the year		(287,597.2)										(96,869.8)		788.2								(121,942.8)			(3,564.1)															(65,666.4)						(287,254.9)				(342.3)
Total comprehensive income for the year		(228,034.0)										(96,869.8)		788.2								(121,942.8)			(3,564.1)															(7,127.1)						(228,715.6)				681.6
Issue of shares held in abeyance		45.5				0.4		45.1																																						45.5
Shares issued to non-controlling interests		6.2																																																6.2
Dividend paid (including dividend tax)		(1,212.2)																																						(730.0)						(730.0)				(482.2)
Transfer to debenture redemption reserve																																437.9								(437.9)
Transfer to earned surplus reserve																																						81.8		(81.8)
Balance at the end at Mar. 31, 2017		538,842.2				6,792.2		261,303.4				(50,933.2)		1,062.8								(206,143.3)			(6,704.6)			₨ (262,718.3)		22.8		10,859.5		1,644.3		2,924.5		317.1		513,051.5				₨ 528,819.7		534,197.0				4,645.2
Income (loss) for the year		66,061.9																																						65,040.7						65,040.7				1,021.2
Other comprehensive income /(loss) for the year		309,197.7										100,322.0		359.3								166,919.3			2,231.5															39,093.7						308,925.8				271.9
Total comprehensive income for the year		375,259.6										100,322.0		359.3								166,919.3			2,231.5															104,134.4						373,966.5				1,293.1
Issue of shares held in abeyance	[1]	0.0				0.0																																								0.0
Non-controlling interest on Acquisitions during the period		986.2																																																986.2
Distribution to non-controlling interest		(399.9)																																																(399.9)
Changes to non-controlling interest		(607.4)																																																(607.4)
Dividend paid (including dividend tax)		(559.7)																																																(559.7)
Transfer (from)/to retained earnings																																		349.6		869.7		118.8		(1,338.1)
Balance at the end (Previously stated [member]) at Mar. 31, 2018		913,521.0				6,792.2		261,303.4				49,388.8		1,422.1								(39,224.0)			(4,473.1)					22.8		10,859.5		1,993.9		3,794.2		435.9		615,847.8						908,163.5				5,357.5
Balance at the end (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Mar. 31, 2018				₨ (2,792.8)	₨ (418.0)											₨ (1,422.1)			₨ 1,392.8					₨ (2,819.8)			₨ 204.8															₨ (148.5)	₨ (418.0)					₨ (2,792.8)	₨ (418.0)
Balance at the end (Adjusted Balance [member]) at Mar. 31, 2018		910,310.2				6,792.2		261,303.4				49,388.8					₨ 1,392.8					(42,043.8)			(4,268.3)					22.8		10,859.5		1,993.9		3,794.2		435.9		615,281.3						904,952.7				5,357.5
Balance at the end at Mar. 31, 2018		913,521.0				6,792.2		261,303.4				49,388.8	$ 714.2	₨ 1,422.1	$ 20.6							(39,224.0)	$ (567.2)		(4,473.1)					22.8		10,859.5		1,993.9		3,794.2		435.9		615,847.8						908,163.5				5,357.5
Income (loss) for the year		(292,128.1)	$ (4,224.1)																																					(293,142.7)						(293,142.7)				1,014.6
Other comprehensive income /(loss) for the year		(50,076.5)	(724.4)									(21,000.2)					442.0					(8,127.3)			(5.1)															(21,380.1)						(50,070.7)				(5.8)
Total comprehensive income for the year		(342,204.6)	(4,948.5)									(21,000.2)					442.0					(8,127.3)			(5.1)															(314,522.8)						(343,213.4)				1,008.8
Amounts recognized in inventory		(9,097.6)																				(10,497.1)			1,399.5																					(9,097.6)
Non-controlling interest on Acquisitions during the period		(77.6)																																						12.6						12.6				(90.2)
Realized gain on investments held at fair value through Other comprehensive income																	(49.3)																							49.3
Dividend paid (including dividend tax)		(947.4)																																																(947.4)
Share based payments		84.4								₨ 84.4																																				84.4
Transfer (from)/to retained earnings																																				614.0		15.9		(629.9)
Balance at the end at Mar. 31, 2019		₨ 558,067.4	$ 8,069.9			₨ 6,792.2	$ 98.2	₨ 261,303.4	$ 3,778.5	₨ 84.4	$ 1.2	₨ 28,388.6	$ 410.5				₨ 1,785.5	$ 25.8		₨ 261,387.8	$ 3,779.7	₨ (60,668.2)	$ (877.2)		₨ (2,873.9)	$ (41.6)		₨ (33,368.0)	$ (482.5)	₨ 22.8	$ 0.3	₨ 10,859.5	$ 157.0	₨ 1,993.9	$ 28.8	₨ 4,408.2	$ 64.0	₨ 451.8	$ 6.5	₨ 300,190.5	$ 4,340.8			₨ 317,926.7	$ 4,597.4	₨ 552,738.7	$ 7,992.8			₨ 5,328.7	$ 77.1

[1]	Less than Rs. 50,000